DEVELOPMENT STAGE OPERATIONS (Details Textual) (USD $)	1 Months Ended					6 Months Ended	12 Months Ended	126 Months Ended
	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Jun. 30, 2012	Dec. 31, 2011	Oct. 08, 2012	Aug. 31, 2012	Aug. 13, 2012
Entity Incorporation, Date Of Incorporation						Apr. 23, 2002	Apr. 23, 2002
Common Stock, Shares, Issued							32,074,000	98,603,584	1,166,667	67,316,108
Equity Issuance Per Share Amount	$ 0.20	$ 0.084	$ 0.18	$ 0.46	$ 0.65		$ 1.67	$ 1.67